BASIS OF PRESENTATION (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
BASIS OF PRESENTATION
Stockholders' Equity, Reverse Stock Split			During September 2021, the Company effectuated a five-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 6 for additional discussion.	During September 2021, the Company effectuated a five-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 11 for additional discussion.
Reverse stock split ratio	0.2	0.2